Organization and Principal Activities (Details)						12 Months Ended
		Dec. 10, 2024 $ / shares shares	Aug. 15, 2024 shares	Aug. 31, 2023 SGD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	May 22, 2024 $ / shares shares	Jan. 07, 2024	Mar. 01, 2023 USD ($)
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $
Par value (in Dollars per share) | $ / shares									$ 0.001
Number of preferred shares						2,000,000	2,000,000		2,000,000
Preferred shares of par value (in Dollars per share) | $ / shares						$ 0.001	$ 0.001
Shares consideration						40,470,084
Withdrawal of capital contribution (in Dollars) | $							$ 88,900
Fun Verse [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			40.00%			100.00%				60.00%
Marsprotocol Technologies Pte. Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage											60.00%
Invested amount (in Dollars) | $											$ 300,000
Withdrawal of capital contribution (in Dollars) | $				$ 120,000
Saving Digital Pte, Ltd [Member]
Organization and Principal Activities [Line Items]
Nominal consideration (in Dollars) | $					$ 10,000
MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars) | $						$ 120,000
Number of preferred shares						10,000,000
Preferred shares of par value (in Dollars per share) | $ / shares						$ 0.001
Class A Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	[1]					100,000,000	40,000,000
Par value (in Dollars per share) | $ / shares	[1]					$ 0.001	$ 0.001
Ordinary shares outstanding	[1]					34,536,384	31,724,631
Repurchase of shares		5,933,700
Shares consideration			1,500,000
Class A Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares						100,000,000
Ordinary shares issued						1
Ordinary shares outstanding						1
Class A Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued						40,470,084
Class A Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.001
Repurchase of shares		5,933,700
Class B Shares [Member]
Organization and Principal Activities [Line Items]
Number of ordinary shares	[1]					10,000,000
Par value (in Dollars per share) | $ / shares	[1]					$ 0.001	$ 0.001
Ordinary shares outstanding	[1]					5,933,700
Class B Shares [Member] | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.001
Ordinary shares issued		5,933,700

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).